Indebtedness (Details) - CAD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs		$ 3,713,192	$ 3,853,883
Less: deferred financing costs, interest rate floors, prepayment options and net gain on repricing/repayment		(393)	(129,655)
Borrowings		3,712,799	3,724,228
Less: current indebtedness		(24,408)	(7,888)
Long-term indebtedness		3,688,391	3,716,340
Former senior secured credit facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Former senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs			3,172,033
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs	[1]		681,850
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs
Senior Secured Credit Facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs		2,479,142
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs		714,450
Senior Secured Notes [Member
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs		$ 519,600

[1]	The former Senior Notes bore interest at an annual rate of 8.875% (8.875% Senior Notes) with interest paying having been made in May and November annually. The total balance of the 8.875% Senior Notes was USD$500 million. The weighted average effective interest rate for the 284-day period ended October 11, 2019 was 8.80% (Year ended December 31, 2018 - 8.80%). The 8.875% Senior Notes were paid in full to the indenture trustee on October 11, 2019. The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, in November 2016, of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness. This liability was subsequently amortized using the effective interest method and had a carrying amount of $6.9 million as at December 31, 2018. Any unamortized prepayment option as at October 11, 2019, were written off against loss on refinancing upon repayment of the indebtedness.